Borrowings - Schedule of Analysis of Net Debt Movements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	£ 40,241	£ 42,574
Net debt, Subsidiaries acquired		(95)
Net debt Adjustment on cash flow	(4,074)	(2,340)
Net debt Adjustment on foreign exchange	124	(69)
Net debt Adjustment on fair value,accrued interest and other	11	171
Net debt, Closing balance	36,302	40,241
Borrowings (Excluding Lease Liabilities) [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	43,493	44,787
Net debt Adjustment on cash flow	(3,768)	(1,049)
Net debt Adjustment on foreign exchange	(387)	(195)
Net debt Adjustment on fair value,accrued interest and other	(126)	(50)
Net debt, Closing balance	39,212	43,493
Lease Liabilities [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	475	579
Net debt, Subsidiaries acquired		1
Net debt Adjustment on cash flow	(154)	(164)
Net debt Adjustment on foreign exchange	(22)	(24)
Net debt Adjustment on fair value,accrued interest and other	147	83
Net debt, Closing balance	446	475
Derivatives in Respect of Net Debt
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	(346)	(143)
Net debt Adjustment on cash flow	(22)	(240)
Net debt Adjustment on foreign exchange	277	(134)
Net debt Adjustment on fair value,accrued interest and other		171
Net debt, Closing balance	(91)	(346)
Cash and Cash Equivalents
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	(3,139)	(2,526)
Net debt, Subsidiaries acquired		(96)
Net debt Adjustment on cash flow	75	(768)
Net debt Adjustment on foreign exchange	258	264
Net debt Adjustment on fair value,accrued interest and other	(3)	(13)
Net debt, Closing balance	(2,809)	(3,139)
Current Investments Held at Fair Value
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	(242)	(123)
Net debt Adjustment on cash flow	(205)	(119)
Net debt Adjustment on foreign exchange	(2)	20
Net debt Adjustment on fair value,accrued interest and other	(7)	(20)
Net debt, Closing balance	£ (456)	£ (242)